BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by domestic banks maturity (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 8,551,558	$ 11,202,126
Domestic
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	4,816,609	6,001,619
Domestic | Greater than 1 year
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	4,595,510	5,387,563
Domestic | Less than 1 year
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 221,099	$ 614,056